Condensed Consolidated Statements of Operations and Comprehensive Loss [Parenthetical] - shares	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
GP Investments Acquisition Corp [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common Stock, Other Shares, Outstanding	14,283,525	15,912,582	16,016,030	16,242,250